Organization and Business Overview - Schedule of PIPE, After Deducting Accrued and Paid Commissions and Offering Expenses (Parentheticals) (Details)	12 Months Ended
Nov. 30, 2025 $ / shares shares
PIPE [Member]
Schedule of PIPE and ESOP, After Deducting Accrued and Paid Commissions and Offering Expenses [Line Items]
Ordinary shares (in Shares) | shares	15,000,000
Ordinary shares (in Dollars per share) | $ / shares	$ 0.2615
ESOP [Member]
Schedule of PIPE and ESOP, After Deducting Accrued and Paid Commissions and Offering Expenses [Line Items]
Ordinary shares (in Shares) | shares	2,625,000
Ordinary shares (in Dollars per share) | $ / shares	$ 0.3